Prepaid Expenses (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Prepaid Expenses Details Abstract
Deposit for purchase of raw materials	$ 5,940,447
Other prepaid expenses	110,087	28,298
Total	$ 6,050,534	$ 28,298